UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           [ ]; Amendment Number: ____

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse                New York, New York         May 15, 2006
------------------------             ----------------------       ------------
      [Signature]                        [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:   $605,508
                                         (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE
                                                    Cedar Rock Capital Limited


COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5    COL 6    COL 7         COLUMN 8

                     TITLE                VALUE     SHRS OR   SH/ PUT/  INVSMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      OF CLASS     CUSIP   (X $1000)  PRN AMT  PRN CALL   DSCRTN   MNGRS   SOLE     SHARED   NONE

ALTRIA GROUP INC       COM     02209S103   167     2,356,603             SOLE    NONE    2,356,603    0    0
CLOROX CO DEL          COM     189054109     1        15,000             SOLE    NONE       15,000    0    0
DOMINOS PIZZA INC      COM     25754A201    58     2,043,412             SOLE    NONE    2,043,412    0    0
GANNETT INC            COM     364730101   132     2,207,150             SOLE    NONE    2,207,150    0    0
KIMBERLY CLARK CORP    COM     494368103   141     2,446,278             SOLE    NONE    2,446,278    0    0
KNIGHT RIDDER INC      COM     499040103     1        10,929             SOLE    NONE       10,929    0    0
LEE ENTERPRISES INC    COM     523768109   105     3,152,402             SOLE    NONE    3,152,402    0    0




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